Fair Value Measurements - Narrative (Details) - 8.125% senior notes due May 2025 - Senior Notes $ in Millions	Dec. 31, 2017 USD ($)
Estimate of Fair Value Measurement
Summary of assets and liabilities measured at fair value on nonrecurring basis
Long-term debt, fair value	$ 404.0
Reported Value Measurement
Summary of assets and liabilities measured at fair value on nonrecurring basis
Long-term debt, fair value	$ 375.0